Goodwill and Intangible Assets, Net - Schedule Of Carrying Values Of Goodwill Assigned To Operating Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Balance at beginning of year	$ 123,304,000	$ 127,068,000
Derecognition of goodwill related to sale of UltraMIST business		(3,764,000)
Impairment	0
Balance at end of year	123,304,000	123,304,000
Cell Therapy
Goodwill [Line Items]
Balance at beginning of year	112,347,000	112,347,000
Balance at end of year	112,347,000	112,347,000
Degenerative Disease
Goodwill [Line Items]
Balance at beginning of year	3,610,000	7,374,000
Derecognition of goodwill related to sale of UltraMIST business		(3,764,000)
Balance at end of year	3,610,000	3,610,000
Biobanking
Goodwill [Line Items]
Balance at beginning of year	7,347,000	7,347,000
Balance at end of year	$ 7,347,000	$ 7,347,000